Earnings per Unit and Cash Distributions - Schedule of Calculations of Basic and Diluted Earnings per Unit (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended	12 Months Ended				0 Months Ended
	Dec. 31, 2013	Dec. 31, 2014		Dec. 31, 2013		Feb. 13, 2015
Earnings Per Unit Basic And Diluted [Line Items]
Less: Distribution paid	$ 20,779	$ 40,481		$ 21,954
Net income (loss)	(2,176)	(13,089)
Under (over) distributed earnings attributable to:
Under (over) distributed earnings to limited partners		26,856		14,764
Under (over) distributed earnings to general partners		536		301
Earnings per unit (basic and diluted):
Cash distributions declared and paid in the period per unit	$ 0.752	$ 1.795
Post IPO Net Income Attributable to the Members of KNOT Offshore Partners LP [Member]
Earnings Per Unit Basic And Diluted [Line Items]
Net income (loss)	18,603	27,392
Common Units [Member]
Under (over) distributed earnings attributable to:
Under (over) distributed earnings to limited partners	(1,066)	(7,916)
Weighted average units outstanding (basic and diluted)
Weighted average units outstanding, basic and diluted	8,568	11,209
Earnings per unit (basic and diluted):
Earnings per unit, basic and diluted	$ 1.063	$ 1.369	[1]	$ 1.063	[1]
Subordinated Units [Member]
Under (over) distributed earnings attributable to:
Under (over) distributed earnings to limited partners	(1,066)	(4,912)
Weighted average units outstanding (basic and diluted)
Weighted average units outstanding, basic and diluted	8,568	8,568
Earnings per unit (basic and diluted):
Earnings per unit, basic and diluted	$ 1.065	$ 1.343	[1]	$ 1.065	[1]
General Partner Unit [Member]
Under (over) distributed earnings attributable to:
Under (over) distributed earnings to general partners	(44)	536
Weighted average units outstanding (basic and diluted)
Weighted average units outstanding, basic and diluted	350	404
Earnings per unit (basic and diluted):
Earnings per unit, basic and diluted	$ 1.063	$ 1.329	[1]	$ 1.063	[1]
Subsequent Event [Member]
Earnings Per Unit Basic And Diluted [Line Items]
Less: Distribution paid						$ 11,500
Earnings per unit (basic and diluted):
Cash distributions declared and paid in the period per unit	$ 0.435	$ 0.490				$ 0.49

[1]	Earnings per unit information for the year ended December 31, 2013 is in respect of the period from the closing of the IPO (April 15, 2013) to December 31, 2013.